STOCKHOLDERS’ EQUITY - PSUs Narrative (Details) - Performance Shares $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Stockholders Equity Note [Line Items]
Target service period	3 years
Unrecognized compensation cost related to all unvested	$ 24
Weighted-average period for all unvested	1 year 8 months 12 days